Accounts receivable	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Receivables [Abstract]
Accounts receivable
Note 3 — Accounts receivable
Accounts receivable consisted of the following:
	March 31, 2018	September 30, 2017
Accounts receivable – trade	$9,112,319	$5,050,951
Accounts receivable – related party	85,555	93,506
Allowance for doubtful accounts	(13,328)	—
Accounts receivable, net	$9,184,546	$5,144,457

Provision made for doubtful accounts of accounts receivables was $13,328 and $Nil as of March 31, 2018 and September 30, 2017, respectively.
Movement of allowance for doubtful accounts is as follows:
	March 31, 2018	September 30, 2017
Beginning balance	$—	$—
Charged to expense	13,328	—
Ending balance	$13,328	$—

Note 3 — Accounts receivable

Accounts receivable consisted of the following:

	September 30, 2017	September 30, 2016
Accounts receivable – trade	$5,050,951	$5,254,562
Accounts receivable – related party	93,506	14,630
Accounts receivable, net	$5,144,457	$5,269,192

No allowance for doubtful accounts was deemed necessary for the years ended September 30, 2017 and 2016. The Company recovered an account receivable write-off previously recorded in 2015 in the amount of $19,019 during the year ended September 30, 2016.